                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mainstream Investment Advisers LLC
                 ----------------------------------
   Address:      101 West Spring Street
                 -------------------------------
                 Fourth Floor
                 -------------------------------
                 New Albany IN 47150
                 -------------------------------

Form 13F File Number: 28-6888
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Diane J. Hulls
         -------------------------------
Title:   Director
         -------------------------------
Phone:   812-981-7053
         -------------------------------

Signature, Place, and Date of Signing:

           Diane J. Hulls             New Albany, Indiana   April 19, 2006
   -------------------------------    -------------------   --------------
           [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 95
                                        --------------------

Form 13F Information Table Value Total: $197,343,735
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ------------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ -------- -------- -------- ------
***ABER DIAMOND CORP      NASDAQ OTC
                           ISSUES          002893105    1,133    28,000 SH               Sole                28,000
***GERDAU SA-SPONSORED
  ADR                     COMMON STOCKS    373737105    1,261    56,000 SH               Sole                56,000
***JSC MMC NORILSK NICKEL PREFERRED STOCKS 46626D108    4,835    50,000 SH               Sole                50,000
***SASOL LTD SPONSORED    NASDAQ OTC
  ADR                      ISSUES          803866301    1,324    35,000 SH               Sole                35,000
***TECHNIP-COFLEXIP       COMMON STOCKS    878546209    4,898    72,100 SH               Sole                72,100
***TENKE MINING CORP      NASDAQ OTC
                           ISSUES          879944205      351    30,000 SH               Sole                30,000
ABB LTD SPONSORED ADR     MISCELLANEOUS
                          EQUITI           000375204      452    36,000 SH               Sole                36,000
ABITIBI-CONSOLIDATED INC  COMMON STOCKS    003924107      457   110,000 SH               Sole               110,000
AGILENT TECHNOLOGIES INC  COMMON STOCKS    00846U101    1,953    52,000 SH               Sole                52,000
AGRIUM INC                NASDAQ OTC
                          ISSUES           008916108    2,779   110,000 SH               Sole               110,000
AIRTRAN HLDGS INC         COMMON STOCKS    00949P108    3,042   168,000 SH               Sole               168,000
ALUMINUM CORP OF
  CHINA LTD               COMMON STOCKS    022276109    5,969    57,000 SH               Sole                57,000
AMPHENOL CORP-CL A        COMMON STOCKS    032095101    5,161    98,900 SH               Sole                98,900
APPLIED INDUSTRIAL        COMMON STOCKS    03820C105      928    20,800 SH               Sole                20,800
ARCHER-DANIELS-MIDLAND CO COMMON STOCKS    039483102      236     7,000 SH               Sole                 7,000
ASIA PULP & PAPER CO LTD
  ADR                     COMMON STOCKS    04516V100        4    80,890 SH               Sole                80,890
BAKER MICHAEL CORP        COMMON STOCKS    057149106    1,133    40,000 SH               Sole                40,000
BARNES GROUP INC W/RTS
  TO PUR                  COMMON STOCKS    067806109      932    23,000 SH               Sole                23,000
BASF AG SPONS ADR         COMMON STOCKS    055262505    1,568    20,000 SH               Sole                20,000
BELDEN CDT INC            COMMON STOCKS    077454106    1,144    42,000 SH               Sole                42,000
CAMECO CORP               COMMON STOCKS    13321L108      252     7,000 SH               Sole                 7,000
CASCADE CORP              COMMON STOCKS    147195101    6,448   122,000 SH               Sole               122,000
CATERPILLAR INC           COMMON STOCKS    149123101    2,011    28,000 SH               Sole                28,000
CBOT HOLDINGS INC         NASDAQ OTC
                          ISSUES           14984K106      836     7,000 SH               Sole                 7,000
CHEMICAL & MINING CO OF
  ADR                     COMMON STOCKS    833635105    1,339    11,800 SH               Sole                11,800
COMPANHIA SIDERURGICA ADR COMMON STOCKS    20440W105    1,320    42,000 SH               Sole                42,000
CREDENCE SYSTEMS CORP     NASDAQ OTC
                          ISSUES           225302108      303    41,290 SH               Sole                41,290
CRESUD S A C I F Y A ADR  PREFERRED STOCKS 226406106      519    36,000 SH               Sole                36,000
CYPRESS SEMICONDUCTOR
  CORP                    COMMON STOCKS    232806109      886    52,300 SH               Sole                52,300
DEERE & CO                COMMON STOCKS    244199105    2,372    30,000 SH               Sole                30,000
ELECTRONIC DATA SYSTEMS
  CORP                    COMMON STOCKS    285661104    2,307    86,000 SH               Sole                86,000
EMBRAER-EMPRESA
  BRASILEIRA ADR          COMMON STOCKS    29081M102    2,137    58,000 SH               Sole                58,000
EMERSON ELECTRIC CO       COMMON STOCKS    291011104    9,952   119,000 SH               Sole               119,000
ESCO ELECTRONICS CORP     COMMON STOCKS    296315104    3,292    65,000 SH               Sole                65,000
ESTEE LAUDER COMPANIES
  INC                     COMMON STOCKS    518439104    2,157    58,000 SH               Sole                58,000
ETHAN ALLEN INTERIORS INC COMMON STOCKS    297602104      727    17,300 SH               Sole                17,300
EURO CURRENCY TR          COMMON STOCKS    29871P109    2,551    21,000 SH               Sole                21,000
FEDERAL SIGNAL CORP       COMMON STOCKS    313855108      259    14,000 SH               Sole                14,000
FERRO CORP                COMMON STOCKS    315405100      980    49,000 SH               Sole                49,000
FLORIDA ROCK INDS INC     COMMON STOCKS    341140101    3,654    65,000 SH               Sole                65,000
FLUOR CORP NEW            COMMON STOCKS    343412102    3,638    42,400 SH               Sole                42,400
FOREIGN FUND INC-HONG
  KONG                    COMMON STOCKS    464286871    3,292   244,000 SH               Sole               244,000
GARTNER GROUP INC
  NEW-CL A                COMMON STOCKS    366651107    2,950   211,500 SH               Sole               211,500
GATX CORP                 COMMON STOCKS    361448103    6,689   162,000 SH               Sole               162,000
GEHL CO                   NASDAQ OTC
                           ISSUES          368483103      464    14,000 SH               Sole                14,000
GENERAL ELECTRIC CO       COMMON STOCKS    369604103    1,948    56,000 SH               Sole                56,000
GLOBALSANTAFE CORP        COMMON STOCKS    G3930E101      365     6,000 SH               Sole                 6,000
HARRIS CORP -W/RTS TO
  PUR P/                  COMMON STOCKS    413875105      662    14,000 SH               Sole                14,000

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ------------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ -------- -------- -------- ------
HARSCO CORP               COMMON STOCKS    415864107    1,157    14,000 SH               Sole                14,000
HEXCEL CORP               COMMON STOCKS    428291108    1,186    54,000 SH               Sole                54,000
INFRASOURCE SERVICES INC  COMMON STOCKS    45684P102    2,065   120,000 SH               Sole               120,000
INGERSOLL RAND CO         COMMON STOCKS    G4776G101    2,675    64,000 SH               Sole                64,000
INSITUFORM TECHNOLOGIES   NASDAQ OTC
  INC                      ISSUES          457667103    2,394    90,000 SH               Sole                90,000
INTERNATIONAL PAPER CO    COMMON STOCKS    460146103    1,798    52,000 SH               Sole                52,000
ISHARES INC MSCI JAPAN
  INDEX                   COMMON STOCKS    464286848    3,240   225,000 SH               Sole               225,000
ISHARES TR                COMMON STOCKS    464287184    3,194    43,000 SH               Sole                43,000
JLG INDS INC              COMMON STOCKS    466210101    1,817    59,000 SH               Sole                59,000
K & F INDUSTRIES          NASDAQ OTC
  HOLDINGS INC             ISSUES          482241106      232    14,000 SH               Sole                14,000
KEMET CORP                COMMON STOCKS    488360108      587    62,000 SH               Sole                62,000
KENNAMETAL INC            COMMON STOCKS    489170100    8,560   140,000 SH               Sole               140,000
LINEA AEREA NACIONAL
  CHILE ADR               COMMON STOCKS    501723100    1,372    35,000 SH               Sole                35,000
METTLER-TOLEDO
  INTERNATIONAL           COMMON STOCKS    592688105    5,008    83,000 SH               Sole                83,000
MOLEX INC                 NASDAQ OTC
                           ISSUES          608554101      697    21,000 SH               Sole                21,000
MOSAIC CO                 COMMON STOCKS    61945A107      316    22,000 SH               Sole                22,000
NN INC                    NASDAQ OTC
                           ISSUES          629337106      194    15,000 SH               Sole                15,000
NORDSON CORP              NASDAQ OTC
                           ISSUES          655663102      698    14,000 SH               Sole                14,000
PARKER HANNIFIN CORP      COMMON STOCKS    701094104    1,129    14,000 SH               Sole                14,000
PENTAIR INC               COMMON STOCKS    709631105    1,426    35,000 SH               Sole                35,000
PRUDENTIAL FINANCIAL INC  NASDAQ OTC
                           ISSUES          744320102    2,123    28,000 SH               Sole                28,000
RBC BEARINGS INC          NASDAQ OTC
                           ISSUES          75524B104      664    32,400 SH               Sole                32,400
REPUBLIC AWYS HLDGS INC   NASDAQ OTC
                           ISSUES          760276105      622    42,000 SH               Sole                42,000
RITCHIE BROS
  AUCTIONEERS INC         COMMON STOCKS    767744105    1,337    27,000 SH               Sole                27,000
SAUER INC                 COMMON STOCKS    804137107      436    19,000 SH               Sole                19,000
SEA CONTAINERS LTD-CL A   NASDAQ OTC
                           ISSUES          811371707      259    35,900 SH               Sole                35,900
SECTOR SPDR TR            COMMON STOCKS    81369Y100    4,497   139,000 SH               Sole               139,000
SECTOR SPDR TR            COMMON STOCKS    81369Y407    2,928    87,000 SH               Sole                87,000
SECTOR SPDR TR            COMMON STOCKS    81369Y803    2,236   101,000 SH               Sole               101,000
SIEMENS A G ADR           COMMON STOCKS    826197501    8,385    90,000 SH               Sole                90,000
SILGAN HOLDINGS INC       NASDAQ OTC
                           ISSUES          827048109      844    21,000 SH               Sole                21,000
SKYWEST INC               NASDAQ OTC
                           ISSUES          830879102      410    14,000 SH               Sole                14,000
SMURFIT-STONE             NASDAQ OTC
  CONTAINER CORP           ISSUES          832727101    5,319   392,000 SH               Sole               392,000
SPARTECH CORP-NEW         COMMON STOCKS    847220209      552    23,000 SH               Sole                23,000
Skye Resources Inc        NASDAQ OTC
                           ISSUES          83081N107      154    25,000 SH               Sole                25,000
TECK COMINCO LIMITED-CL B NASDAQ OTC
                           ISSUES          878742204    4,687    72,900 SH               Sole                72,900
TERRA INDUSTRIES INC      COMMON STOCKS    880915103      754   107,000 SH               Sole               107,000
TRINITY INDS INC          COMMON STOCKS    896522109    1,523    28,000 SH               Sole                28,000
Tiberon Minerals Ltd      NASDAQ OTC
                           ISSUES          885908103      537   237,000 SH               Sole               237,000
UNITED RENTALS INC.       COMMON STOCKS    911363109    1,691    49,000 SH               Sole                49,000
UNITED TECHNOLOGIES CORP  COMMON STOCKS    913017109    3,652    63,000 SH               Sole                63,000
W W GRAINGER INC          COMMON STOCKS    384802104      527     7,000 SH               Sole                 7,000
WABTEC CORP.              COMMON STOCKS    929740108    1,565    48,000 SH               Sole                48,000
WASHINGTION GROUP INTL    NASDAQ OTC
  INC COM                  ISSUES          938862208    2,410    42,000 SH               Sole                42,000
WATTS INDS INC            COMMON STOCKS    942749102    1,399    38,500 SH               Sole                38,500
WEBS INDEX FUND INC -
  SINGAPOR                COMMON STOCKS    464286673      316    36,000 SH               Sole                36,000
YRC WORLDWIDE INC         NASDAQ OTC
                           ISSUES          984249102    2,702    71,000 SH               Sole                71,000

                                        2